Financial Instruments (Details) - Schedule of Contractual Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments (Details) - Schedule of Contractual Liabilities [Line Items]
Payables & accruals	$ 3,675,090	$ 1,828,527	$ 614,834
Total, Payables & accruals	3,675,090	1,828,527	614,834
Less than 1 month [Member]
Financial Instruments (Details) - Schedule of Contractual Liabilities [Line Items]
Payables & accruals	3,298,131	1,828,527	614,834
Total, Payables & accruals	3,298,131	1,828,527	614,834
1 to 3 months [Member]
Financial Instruments (Details) - Schedule of Contractual Liabilities [Line Items]
Payables & accruals	236,514
Total, Payables & accruals	236,514
3 months to 1 year [Member]
Financial Instruments (Details) - Schedule of Contractual Liabilities [Line Items]
Payables & accruals	140,445
Total, Payables & accruals	140,445
1 to 5 years [Member]
Financial Instruments (Details) - Schedule of Contractual Liabilities [Line Items]
Payables & accruals
Total, Payables & accruals